Long term debt - Credit facilities (Details) (CAD)	0 Months Ended
	Sep. 10, 2014	Dec. 31, 2013	Dec. 31, 2014 tranche
Line of Credit Facility [Line Items]
Covenant terms, maximum senior leverage ratio	2.50	2.00
Capital lease debt
Line of Credit Facility [Line Items]
Increase in borrowing capacity, amount	15,000,000.0
Maximum borrowing capacity of credit facility	90,000,000.0
Revolving Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity of credit facility			85,000,000
Number of tranches			2
Unused borrowing availability under the revolving facility		60,000,000	54,500,000
Tranche A | Revolving Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity of credit facility			60,000,000
Outstanding borrowings under credit facilities		0	5,500,000
Tranche B | Revolving Facility
Line of Credit Facility [Line Items]
Unused borrowing availability under the revolving facility			25,000,000
Tranche B | Letters of credit
Line of Credit Facility [Line Items]
Outstanding borrowings under credit facilities		3,100,000	5,100,000
Corporate debentures | Series 1 Debentures
Line of Credit Facility [Line Items]
Approved redemption amount	20,000,000